Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of income taxes [Line Items]
Current taxes	$ 31,270	$ 27,526	$ 24,494
Deferred taxes	(4,087)	(1,807)	(9,063)
Income tax expense	27,183	25,719	15,431
Foreign [member]
Disclosure of income taxes [Line Items]
Current taxes	31,270	27,526	24,494
Deferred taxes	$ (4,087)	$ (1,807)	$ (9,063)